SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Lease Liabilities (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 6,136
Later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	104
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	0
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 0